PER SHARE AMOUNTS - Additional Information (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		9 Months Ended
	Nov. 03, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid (in CAD per share)				$ 0.64	$ 0.58
Common shares
Disclosure of non-adjusting events after reporting period [line items]
Instruments excluded from calculation, shares (in shares)		22.9	25.1	23.1	24.6
Dividends paid on common shares				$ 1,191	$ 1,047
Common shares | Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CAD per share)	$ 0.22
Preferred Shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid on common shares				2	12
Dividends paid, other shares				$ 2	$ 10